3. CAPITAL LEASE OBLIGATION (Sept. 2018 Note)	3 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
CAPITAL LEASE OBLIGATION

3.	CAPITAL LEASE OBLIGATION

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252. At September 30, 2018, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2019	$7,688
2020	10,250
2021	5,126
Total minimum payments	23,064
Less: amount representing interest	1,686
Present value of minimum lease payments	21,378
Less: current portion	9,111
$12,267